Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Recovery of (provision for) income taxes	$ (162,430)	$ 225,933
Effective income tax rate reconciliation, development and expansion incentive, percent		5.00%
Tax benefit as a result of concessionary tax rate	1,794
Nondeductible expense research and development	140,737	$ 76,166
Tax credit carryforwards	70,298	51,690
Foreign
Tax Credit Carryforward [Line Items]
Non-capital tax losses	1,219,719	670,312
State
Tax Credit Carryforward [Line Items]
Non-capital tax losses	1,766,233	$ 1,393,831
Non-capital tax losses, no expiration	1,004,499
Non-capital tax losses, expire between 2024 and 2042	761,734
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Non-capital tax losses, no expiration	642,118
Non-capital tax losses, expire between 2024 and 2042	$ 577,601